Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000094853
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 12,768	$ 12,762	$ 12,644	$ 12,696	$ 12,491	$ 12,310	$ 12,089	$ 11,997	$ 11,869	$ 11,946	$ 11,862	$ 11,887	$ 11,812	$ 11,482	$ 11,172	$ 11,271	$ 11,294	$ 11,282	$ 11,135	$ 11,081	$ 11,202	$ 11,153	$ 11,171	$ 11,279	$ 10,967	$ 10,951	$ 10,785	$ 10,738	$ 11,025	$ 11,048	$ 10,825	$ 11,241	$ 11,253	$ 11,439	$ 11,588	$ 11,774	$ 11,959	$ 11,842	$ 11,980	$ 12,037	$ 12,083	$ 12,037	$ 12,037	$ 11,957	$ 11,900	$ 11,809	$ 11,843	$ 11,832	$ 11,832	$ 11,663	$ 11,313	$ 11,302	$ 11,334	$ 11,244	$ 10,975	$ 10,722	$ 10,420	$ 10,164	$ 10,837	$ 10,826	$ 10,759	$ 10,667	$ 10,656	$ 10,678	$ 10,659	$ 10,692	$ 10,703	$ 10,609	$ 10,609	$ 10,566	$ 10,549	$ 10,527	$ 10,387	$ 10,477	$ 10,520	$ 10,520	$ 10,472	$ 10,525	$ 10,451	$ 10,485	$ 10,496	$ 10,454	$ 10,420	$ 10,441	$ 10,347	$ 10,346	$ 10,325	$ 10,294	$ 10,194	$ 10,204	$ 10,152	$ 10,177	$ 10,156	$ 10,136	$ 10,116	$ 10,055	$ 10,035	$ 9,966	$ 9,936	$ 9,906	$ 9,859	$ 9,758	$ 9,647	$ 9,660	$ 9,589	$ 9,419	$ 9,227	$ 9,326	$ 9,416	$ 9,506	$ 9,565	$ 9,516	$ 9,597	$ 9,666	$ 9,705	$ 9,782	$ 9,773	$ 9,734	$ 9,760	$ 9,673	$ 9,577
C000094854
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,546	12,540	12,424	12,476	12,274	12,096	11,879	11,789	11,663	11,739	11,656	11,681	11,606	11,282	10,978	11,075	11,097	11,085	10,941	10,888	11,007	10,959	10,977	11,083	10,788	10,767	10,616	10,581	10,863	10,886	10,677	11,098	11,110	11,306	11,464	11,648	11,843	11,730	11,878	11,947	11,993	11,959	11,959	11,897	11,841	11,772	11,807	11,796	11,807	11,650	11,300	11,300	11,337	11,258	10,999	10,753	10,450	10,191	10,888	10,877	10,820	10,740	10,740	10,751	10,741	10,786	10,808	10,712	10,723	10,646	10,650	10,628	10,518	10,611	10,665	10,676	10,638	10,702	10,627	10,663	10,684	10,641	10,616	10,648	10,562	10,561	10,550	10,529	10,425	10,446	10,404	10,429	10,418	10,397	10,386	10,333	10,312	10,262	10,230	10,199	10,157	10,063	9,959	9,971	9,908	9,742	9,549	9,663	9,756	9,848	9,920	9,869	9,964	10,046	10,086	10,176	10,166	10,145	10,181	10,091	10,000
C000190722
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 12,859	12,856	12,723	12,776	12,573	12,377	12,154	12,066	11,924	12,001	11,921	11,934	11,857	11,528	11,204	11,304	11,330	11,317	11,169	11,106	11,228	11,179	11,189	11,298	10,985	10,958	10,792	10,745	11,023	11,047	10,823	11,242	11,242	11,429	11,570	11,755	11,940	11,814	11,952	12,009	12,046	12,000	11,989	11,912	11,855	11,764	11,801	11,767	11,778	11,600	11,252	11,241	11,264	11,174	10,906	10,657	10,347	10,091	10,761	10,750	10,672	10,584	10,573	10,584	10,555	10,598	10,609	10,508	10,497	10,454	10,441	10,409	10,270	10,352	10,394	10,394	10,350	10,402	10,318	10,345	10,355	10,313	10,273	10,294	10,201	10,192	10,171	10,140	10,034	10,044	9,993	10,010
C000094855
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 13,661	13,659	13,533	13,575	13,360	13,152	12,929	12,836	12,685	12,768	12,670	12,697	12,616	12,254	11,922	12,028	12,057	12,031	11,873	11,821	11,937	11,885	11,910	12,013	11,692	11,666	11,477	11,439	11,737	11,750	11,512	11,960	11,960	12,159	12,323	12,508	12,705	12,585	12,719	12,780	12,833	12,785	12,772	12,691	12,619	12,534	12,563	12,539	12,539	12,363	11,980	11,968	12,006	11,911	11,613	11,349	11,018	10,746	11,462	11,450	11,379	11,275	11,263	11,275	11,258	11,293	11,304	11,198	11,198	11,152	11,140	11,106	10,946	11,035	11,080	11,092	11,034	11,090	11,012	11,041	11,052	10,997	10,966	10,977	10,889	10,880	10,859	10,826	10,714	10,724	10,670	10,689	10,667	10,646	10,619	10,555	10,533	10,465	10,423	10,380	10,335	10,229	10,113	10,120	10,046	9,867	9,669	9,763	9,857	9,944	10,006	9,954	10,033	10,115	10,146	10,231	10,211	10,170	10,201	10,101	10,000
C000021802
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 28,269	29,950	27,958	27,732	27,768	27,507	25,831	25,975	25,759	26,980	25,403	24,560	24,408	22,919	20,912	21,648	22,564	23,092	21,890	20,324	20,437	20,117	20,471	21,042	18,638	19,828	18,763	16,903	18,770	18,980	17,300	19,760	19,130	21,016	21,090	21,401	21,497	20,547	21,719	20,540	20,983	20,318	20,179	20,235	19,513	18,522	17,519	15,873	16,046	15,214	12,946	12,971	13,548	12,660	12,242	12,103	11,583	9,974	12,636	13,800	14,198	13,822	13,158	12,753	12,481	13,218	13,049	12,101	13,363	12,635	12,721	12,531	11,200	12,489	12,282	13,517	13,554	13,326	12,987	13,018	12,722	12,724	13,162	13,771	12,875	12,645	12,432	12,164	11,749	11,820	11,511	11,289	11,162	11,092	11,097	10,798	10,663	10,495	9,803	9,847	9,729	9,528	9,052	9,287	9,096	8,941	8,245	8,351	9,008	9,359	9,335	8,586	8,914	9,488	9,382	9,595	9,530	9,363	9,617	9,008	9,423
C000021804
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 28,263	29,943	27,952	27,727	27,763	27,501	25,825	25,969	25,753	26,974	25,397	24,555	24,403	22,914	20,908	21,643	22,560	23,087	21,885	20,320	20,432	20,112	20,467	21,038	18,630	19,834	18,786	16,931	18,814	19,038	17,362	19,834	19,226	21,131	21,214	21,537	21,656	20,708	21,901	20,725	21,193	20,529	20,401	20,469	19,753	18,765	17,763	16,098	16,285	15,454	13,154	13,192	13,785	12,892	12,469	12,338	11,815	10,184	12,901	14,099	14,521	14,142	13,468	13,066	12,795	13,564	13,395	12,428	13,732	12,995	13,092	12,898	11,541	12,877	12,668	13,950	14,001	13,767	13,432	13,470	13,174	13,183	13,647	14,285	13,362	13,133	12,922	12,652	12,225	12,303	11,996	11,767	11,647	11,575	11,587	11,285	11,149	10,980	10,260	10,318	10,195	9,996	9,504	9,756	9,563	9,407	8,677	8,791	9,493	9,868	9,851	9,068	9,415	10,028	9,923	10,154	10,088	9,923	10,198	9,555	10,000
C000190720
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 25,974	27,510	25,674	25,462	25,484	25,241	23,701	23,830	23,625	24,737	23,288	22,503	22,360	20,987	19,150	19,821	20,652	21,133	20,025	18,589	18,684	18,392	18,713	19,230	17,022	18,104	17,130	15,431	17,130	17,321	15,781	18,015	17,442	19,151	19,214	19,491	19,579	18,707	19,770	18,690	19,091	18,477	18,347	18,389	17,734	16,825	15,901	14,406	14,553	13,796	11,736	11,758	12,277	11,466	11,088	10,953	10,482	9,023	11,429	12,476	12,832	12,487	11,884	11,518	11,266	11,930	11,776	10,916	12,049	11,392	11,466	11,288	10,092	11,243	11,052	12,162	12,194	11,981	11,678	11,700	11,428	11,426	11,814	12,357	11,546	11,340	11,146	10,899	10,523	10,584	10,303	10,099
C000021805
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 30,768	32,581	30,407	30,154	30,190	29,902	28,070	28,233	27,989	29,311	27,588	26,664	26,493	24,868	22,693	23,490	24,478	25,041	23,733	22,035	22,147	21,801	22,182	22,788	20,180	21,460	20,309	18,295	20,309	20,536	18,711	21,362	20,680	22,713	22,788	23,117	23,222	22,185	23,449	22,171	22,648	21,918	21,764	21,820	21,041	19,967	18,888	17,109	17,284	16,393	13,941	13,967	14,585	13,626	13,175	13,021	12,461	10,729	13,588	14,835	15,259	14,852	14,133	13,697	13,403	14,195	14,004	12,985	14,336	13,559	13,647	13,436	12,009	13,383	13,162	14,480	14,518	14,269	13,902	13,934	13,616	13,618	14,080	14,729	13,767	13,518	13,291	13,002	12,553	12,625	12,295	12,052	11,918	11,836	11,841	11,521	11,373	11,192	10,452	10,502	10,367	10,152	9,642	9,892	9,687	9,518	8,775	8,888	9,582	9,953	9,929	9,133	9,477	10,085	9,967	10,193	10,122	9,944	10,207	9,558	10,000
C000069913
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 19,504	21,130	19,211	19,073	18,516	18,291	17,429	17,567	17,306	18,368	17,694	16,377	16,478	15,198	13,791	14,260	14,873	15,068	14,909	14,050	14,527	14,361	14,671	14,960	14,173	14,866	13,812	12,895	14,142	14,529	13,590	14,887	14,436	15,294	15,385	15,112	15,889	15,051	15,592	14,966	15,544	15,294	15,355	15,416	15,234	14,438	13,680	12,845	13,097	12,493	10,772	10,700	11,013	10,536	10,097	10,229	9,692	8,504	10,857	11,799	11,857	11,544	11,162	11,141	11,020	11,036	10,921	10,381	10,795	10,432	10,485	10,055	9,106	10,311	10,088	11,326	11,336	11,040	10,782	10,816	10,608	10,595	10,647	11,218	10,853	10,682	10,495	10,341	9,995	10,060	9,981	9,845	9,896	10,009	10,032	9,780	9,611	9,566	8,983	9,370	9,398	9,300	8,885	9,156	9,025	8,944	8,242	8,291	9,080	9,510	9,434	9,087	9,657	10,182	10,129	10,236	9,991	10,084	9,925	9,181	9,425
C000069914
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 19,491	21,116	19,199	19,061	18,504	18,280	17,418	17,556	17,295	18,356	17,683	16,366	16,468	15,188	13,782	14,251	14,864	15,058	14,900	14,042	14,518	14,352	14,662	14,950	14,166	14,868	13,823	12,913	14,166	14,565	13,631	14,940	14,501	15,369	15,478	15,206	15,998	15,161	15,715	15,095	15,689	15,448	15,515	15,595	15,415	14,621	13,863	13,020	13,283	12,677	10,943	10,871	11,200	10,722	10,279	10,423	9,879	8,678	11,084	12,051	12,120	11,809	11,421	11,410	11,295	11,313	11,204	10,656	11,090	10,724	10,786	10,347	9,377	10,623	10,400	11,680	11,701	11,398	11,143	11,186	10,973	10,970	11,033	11,630	11,258	11,086	10,901	10,747	10,392	10,469	10,392	10,258	10,319	10,443	10,474	10,211	10,042	10,006	9,398	9,810	9,846	9,748	9,321	9,609	9,481	9,401	8,668	8,728	9,561	10,021	9,947	9,584	10,193	10,757	10,708	10,825	10,575	10,678	10,517	9,732	10,000
C000128764
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 21,382	23,146	21,051	20,888	20,272	20,023	19,073	19,221	18,933	20,082	19,342	17,902	18,003	16,598	15,065	15,568	16,242	16,443	16,273	15,329	15,847	15,654	15,994	16,304	15,445	16,193	15,043	14,038	15,388	15,810	14,782	16,185	15,695	16,621	16,725	16,418	17,265	16,347	16,925	16,243	16,867	16,594	16,652	16,717	16,516	15,645	14,823	13,916	14,186	13,526	11,659	11,577	11,916	11,395	10,921	11,062	10,477	9,191	11,727	12,744	12,800	12,466	12,042	12,020	11,886	11,897	11,768	11,182	11,629	11,231	11,293	10,823	9,796	11,087	10,845	12,169	12,179	11,855	11,577	11,613	11,381	11,367	11,418	12,028	11,632	11,447	11,244	11,076	10,700	10,765	10,681	10,532	10,582	10,700	10,720	10,448	10,265	10,221	9,592	10,000	10,029	9,921	9,479	9,759	9,621	9,531	8,777	8,830	9,665	10,123	10,038	9,664	10,268	10,824	10,764	10,871	10,614	10,707	10,535	9,744	10,000
C000069915
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 21,228	22,984	20,899	20,737	20,135	19,880	18,946	19,093	18,799	19,946	19,213	17,777	17,885	16,493	14,965	15,464	16,132	16,340	16,163	15,234	15,748	15,556	15,894	16,201	15,349	16,094	14,952	13,955	15,295	15,713	14,693	16,094	15,607	16,526	16,630	16,325	17,165	16,249	16,830	16,152	16,779	16,501	16,559	16,630	16,423	15,565	14,742	13,842	14,110	13,455	11,599	11,518	11,855	11,337	10,866	11,006	10,424	9,146	11,672	12,683	12,739	12,406	11,989	11,967	11,834	11,845	11,717	11,139	11,578	11,188	11,244	10,777	9,760	11,046	10,805	12,129	12,134	11,816	11,539	11,575	11,344	11,330	11,386	11,994	11,598	11,416	11,213	11,046	10,676	10,740	10,656	10,508	10,562	10,681	10,700	10,429	10,246	10,199	9,576	9,983	10,012	9,905	9,463	9,748	9,605	9,520	8,768	8,820	9,654	10,113	10,029	9,655	10,263	10,819	10,758	10,870	10,609	10,706	10,534	9,744	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,902	11,084	10,968	11,246	11,098	10,941	10,691	10,591	10,414	10,684	10,586	10,738	10,768	10,371	9,921	10,080	10,343	10,410	10,417	10,454	10,569	10,506	10,245	10,517	10,203	10,250	9,886	10,016	10,468	10,772	10,516	10,683	10,615	11,033	11,349	11,477	11,729	11,760	11,725	11,728	11,830	11,853	11,722	11,640	11,602	11,511	11,657	11,828	11,913	11,897	11,781	11,834	11,840	11,937	11,761	11,688	11,633	11,430	11,498	11,295	11,081	11,089	11,095	11,061	11,121	10,840	10,816	10,682	10,495	10,493	10,295	10,301	10,193	10,009	9,950	10,029	10,094	10,029	10,027	10,039	9,968	10,043	9,979	10,074	10,192	10,145	10,158	10,152	10,201	10,110	10,067	10,077
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
NATIXIS INDEX: ICE BofA U.S. 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Account Value	$ 11,914	11,866	11,821	11,776	11,725	11,670	11,618	11,570	11,515	11,466	11,415	11,368	11,320	11,267	11,217	11,167	11,116	11,066	11,022	10,972	10,929	10,895	10,848	10,813	10,779	10,740	10,706	10,689	10,662	10,645	10,640	10,637	10,630	10,629	10,625	10,624	10,625	10,624	10,623	10,623	10,623	10,622	10,622	10,622	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,615	10,614	10,612	10,611	10,610	10,610	10,579	10,563	10,549	10,534	10,521	10,501	10,482	10,461	10,442	10,419	10,395	10,376	10,352	10,334	10,314	10,295	10,274	10,256	10,240	10,222	10,206	10,189	10,173	10,160	10,146	10,136	10,124	10,113	10,104	10,095	10,087	10,077	10,069	10,060	10,055	10,048	10,047	10,042	10,038	10,034	10,032	10,030	10,025	10,023	10,020	10,016	10,015	10,013	10,008	10,006	10,005	10,002	10,001	10,002	10,002	10,000	10,001	10,001	10,001	10,000	10,000	10,000	10,000
NATIXIS INDEX: ICE BofA U.S. 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Account Value	$ 11,914	11,866	11,821	11,776	11,725	11,670	11,618	11,570	11,515	11,466	11,415	11,368	11,320	11,267	11,217	11,167	11,116	11,066	11,022	10,972	10,929	10,895	10,848	10,813	10,779	10,740	10,706	10,689	10,662	10,645	10,640	10,637	10,630	10,629	10,625	10,624	10,625	10,624	10,623	10,623	10,623	10,622	10,622	10,622	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,615	10,614	10,612	10,611	10,610	10,610	10,579	10,563	10,549	10,534	10,521	10,501	10,482	10,461	10,442	10,419	10,395	10,376	10,352	10,334	10,314	10,295	10,274	10,256	10,240	10,222	10,206	10,189	10,173	10,160	10,146	10,136	10,124	10,113	10,104	10,095	10,087	10,077	10,069	10,060	10,055	10,048	10,047	10,042	10,038	10,034	10,032	10,030	10,025	10,023	10,020	10,016	10,015	10,013	10,008	10,006	10,005	10,002	10,001	10,002	10,002	10,000	10,001	10,001	10,001	10,000	10,000	10,000	10,000
NATIXIS INDEX: ICE BofA U.S. 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Account Value	$ 11,849	11,801	11,756	11,712	11,661	11,606	11,554	11,507	11,452	11,403	11,352	11,306	11,258	11,205	11,155	11,106	11,055	11,005	10,962	10,912	10,869	10,835	10,789	10,754	10,720	10,681	10,647	10,630	10,604	10,587	10,581	10,579	10,572	10,570	10,567	10,566	10,566	10,566	10,565	10,565	10,565	10,564	10,564	10,564	10,564	10,564	10,563	10,562	10,561	10,560	10,559	10,558	10,557	10,556	10,554	10,552	10,552	10,551	10,521	10,505	10,491	10,476	10,463	10,443	10,425	10,403	10,385	10,362	10,338	10,319	10,296	10,277	10,257	10,238	10,217	10,200	10,184	10,166	10,150	10,133	10,117	10,104	10,090	10,080	10,068	10,057	10,049	10,040	10,031	10,022	10,013	10,005
NATIXIS INDEX: ICE BofA U.S. 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Account Value	$ 11,914	11,866	11,821	11,776	11,725	11,670	11,618	11,570	11,515	11,466	11,415	11,368	11,320	11,267	11,217	11,167	11,116	11,066	11,022	10,972	10,929	10,895	10,848	10,813	10,779	10,740	10,706	10,689	10,662	10,645	10,640	10,637	10,630	10,629	10,625	10,624	10,625	10,624	10,623	10,623	10,623	10,622	10,622	10,622	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,615	10,614	10,612	10,611	10,610	10,610	10,579	10,563	10,549	10,534	10,521	10,501	10,482	10,461	10,442	10,419	10,395	10,376	10,352	10,334	10,314	10,295	10,274	10,256	10,240	10,222	10,206	10,189	10,173	10,160	10,146	10,136	10,124	10,113	10,104	10,095	10,087	10,077	10,069	10,060	10,055	10,048	10,047	10,042	10,038	10,034	10,032	10,030	10,025	10,023	10,020	10,016	10,015	10,013	10,008	10,006	10,005	10,002	10,001	10,002	10,002	10,000	10,001	10,001	10,001	10,000	10,000	10,000	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 28,162	28,850	27,250	27,500	26,925	26,287	25,971	25,071	23,887	24,904	24,128	22,905	22,526	21,547	19,744	20,168	21,178	21,521	20,851	19,558	19,474	19,174	18,495	18,958	17,837	18,928	17,926	16,583	18,266	19,042	17,435	19,003	18,968	20,780	20,036	20,655	21,782	20,848	20,993	19,619	20,576	19,969	19,505	19,060	18,928	17,969	17,215	16,753	16,924	16,297	14,689	15,091	15,687	14,635	13,854	13,584	12,966	11,493	13,112	14,288	14,294	13,875	13,389	13,105	12,865	13,072	12,887	12,038	12,855	12,355	12,119	11,742	10,871	11,950	11,711	12,571	12,500	12,105	11,671	11,599	11,327	11,283	11,578	12,021	11,370	11,245	10,910	10,661	10,446	10,414	10,204	10,141
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
NATIXIS INDEX: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 21,798	23,519	21,906	22,185	21,775	21,372	20,154	20,482	19,772	20,864	19,837	18,933	19,278	17,885	16,344	17,196	18,117	18,782	17,998	16,562	17,331	17,330	17,893	18,485	17,104	18,019	16,948	15,485	17,148	17,690	16,288	18,300	17,955	19,089	18,526	18,613	19,443	18,294	18,868	17,914	18,599	18,209	18,097	18,310	17,955	17,127	16,286	15,115	15,150	14,480	12,697	12,580	12,872	12,381	11,823	11,691	11,173	9,857	12,751	14,153	14,433	14,007	13,644	13,571	13,041	13,518	13,407	12,558	13,420	12,992	12,927	12,529	11,359	12,692	12,394	13,357	13,463	13,282	12,931	12,827	12,689	12,627	12,596	13,248	12,951	12,793	12,374	12,275	11,950	12,177	12,018	11,842	11,878	11,856	11,943	11,618	11,426	11,227	10,566	10,828	10,783	10,806	10,367	10,273	10,108	9,895	9,059	8,996	9,522	9,826	9,798	9,234	9,553	10,027	10,041	10,305	10,126	10,242	10,261	9,857	10,000
NATIXIS INDEX: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 21,798	23,519	21,906	22,185	21,775	21,372	20,154	20,482	19,772	20,864	19,837	18,933	19,278	17,885	16,344	17,196	18,117	18,782	17,998	16,562	17,331	17,330	17,893	18,485	17,104	18,019	16,948	15,485	17,148	17,690	16,288	18,300	17,955	19,089	18,526	18,613	19,443	18,294	18,868	17,914	18,599	18,209	18,097	18,310	17,955	17,127	16,286	15,115	15,150	14,480	12,697	12,580	12,872	12,381	11,823	11,691	11,173	9,857	12,751	14,153	14,433	14,007	13,644	13,571	13,041	13,518	13,407	12,558	13,420	12,992	12,927	12,529	11,359	12,692	12,394	13,357	13,463	13,282	12,931	12,827	12,689	12,627	12,596	13,248	12,951	12,793	12,374	12,275	11,950	12,177	12,018	11,842	11,878	11,856	11,943	11,618	11,426	11,227	10,566	10,828	10,783	10,806	10,367	10,273	10,108	9,895	9,059	8,996	9,522	9,826	9,798	9,234	9,553	10,027	10,041	10,305	10,126	10,242	10,261	9,857	10,000
NATIXIS INDEX: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 21,798	23,519	21,906	22,185	21,775	21,372	20,154	20,482	19,772	20,864	19,837	18,933	19,278	17,885	16,344	17,196	18,117	18,782	17,998	16,562	17,331	17,330	17,893	18,485	17,104	18,019	16,948	15,485	17,148	17,690	16,288	18,300	17,955	19,089	18,526	18,613	19,443	18,294	18,868	17,914	18,599	18,209	18,097	18,310	17,955	17,127	16,286	15,115	15,150	14,480	12,697	12,580	12,872	12,381	11,823	11,691	11,173	9,857	12,751	14,153	14,433	14,007	13,644	13,571	13,041	13,518	13,407	12,558	13,420	12,992	12,927	12,529	11,359	12,692	12,394	13,357	13,463	13,282	12,931	12,827	12,689	12,627	12,596	13,248	12,951	12,793	12,374	12,275	11,950	12,177	12,018	11,842	11,878	11,856	11,943	11,618	11,426	11,227	10,566	10,828	10,783	10,806	10,367	10,273	10,108	9,895	9,059	8,996	9,522	9,826	9,798	9,234	9,553	10,027	10,041	10,305	10,126	10,242	10,261	9,857	10,000
NATIXIS INDEX: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 21,798	$ 23,519	$ 21,906	$ 22,185	$ 21,775	$ 21,372	$ 20,154	$ 20,482	$ 19,772	$ 20,864	$ 19,837	$ 18,933	$ 19,278	$ 17,885	$ 16,344	$ 17,196	$ 18,117	$ 18,782	$ 17,998	$ 16,562	$ 17,331	$ 17,330	$ 17,893	$ 18,485	$ 17,104	$ 18,019	$ 16,948	$ 15,485	$ 17,148	$ 17,690	$ 16,288	$ 18,300	$ 17,955	$ 19,089	$ 18,526	$ 18,613	$ 19,443	$ 18,294	$ 18,868	$ 17,914	$ 18,599	$ 18,209	$ 18,097	$ 18,310	$ 17,955	$ 17,127	$ 16,286	$ 15,115	$ 15,150	$ 14,480	$ 12,697	$ 12,580	$ 12,872	$ 12,381	$ 11,823	$ 11,691	$ 11,173	$ 9,857	$ 12,751	$ 14,153	$ 14,433	$ 14,007	$ 13,644	$ 13,571	$ 13,041	$ 13,518	$ 13,407	$ 12,558	$ 13,420	$ 12,992	$ 12,927	$ 12,529	$ 11,359	$ 12,692	$ 12,394	$ 13,357	$ 13,463	$ 13,282	$ 12,931	$ 12,827	$ 12,689	$ 12,627	$ 12,596	$ 13,248	$ 12,951	$ 12,793	$ 12,374	$ 12,275	$ 11,950	$ 12,177	$ 12,018	$ 11,842	$ 11,878	$ 11,856	$ 11,943	$ 11,618	$ 11,426	$ 11,227	$ 10,566	$ 10,828	$ 10,783	$ 10,806	$ 10,367	$ 10,273	$ 10,108	$ 9,895	$ 9,059	$ 8,996	$ 9,522	$ 9,826	$ 9,798	$ 9,234	$ 9,553	$ 10,027	$ 10,041	$ 10,305	$ 10,126	$ 10,242	$ 10,261	$ 9,857	$ 10,000